BASIS OF PRESENTATION (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Mar. 31, 2021
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Working capital deficit	$ 127,869	$ 127,869	$ 163,896
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net cash used in operating activities		1,200,000
Working capital deficit	6,700,000	6,700,000	7,200,000
Accumulated deficit.	$ 56,000,000.0	$ 56,000,000.0	$ 56,900,000
Subscription term.	36 months	36 months
[custom:SubscriptionPaymentDescription]	The Company will control the timing and maximum amount of drawdown under this facility and has no minimum drawdown obligation. The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.	The investor will pay, in cash, a per-share amount equal to 90% of the average daily closing price of the Company’s stock during the 30 consecutive trading days prior to the issuance of a draw notice, which shall not exceed 400% of the average trading volume for the 30 trading days immediately preceding the draw down date.
Ensysce Biosciences, Inc [Member] | Investor [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	$ 1,200,000	$ 1,200,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | First Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	800,000	800,000
Ensysce Biosciences, Inc [Member] | Investor [Member] | 18-Month Anniversary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
[custom:CommitmentFee]	400,000	400,000
Ensysce Biosciences, Inc [Member] | Maximum [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Value, Subscriptions	$ 60,000,000.0	$ 60,000,000.0